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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment: [_]; Amendment Number:
                                                ------------------

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 West 57th Street
         New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy Michel
Title: Vice President
Phone: 212/822-0524

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner


/s/ Cindy Michel             New York, New York         August 12, 2010
------------------------     ------------------      ---------------------
    [Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


[If there are no entries in this list, omit this section.]

13F File Number             Name

28-
   ---------------------    ---------------------------------------
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          49

Form 13F Information Table Value Total:   1,836,005
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

     No.   Form 13F File Number     Name
     ---   --------------------     ----
     1     28-13441                 Apollo Capital Management, L.P.
     2     28-13439                 Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
         COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS  CUSIP     (X$1000)  PRN AMT   PRN CALL DISCRETION*  MANAGER SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------
CORE MARK HOLDING CO INC     COM            218681104    13,688    499,562  SH        Defined       2     0      499,562   0
DANA HOLDING CORP            COM            235825205    12,982  1,298,158  SH        Defined       1     0    1,298,158   0
DANA HOLDING CORP            COM            235825205     5,801    580,060  SH        Defined       1     0      580,060   0
DANA HOLDING CORP            COM            235825205     3,734    373,390  SH        Defined       1     0      373,390   0
DANA HOLDING CORP            COM            235825205     3,981    398,132  SH        Defined       1     0      398,132   0
DANA HOLDING CORP            COM            235825205     2,003    200,325  SH        Defined       1     0      200,325   0
FELCOR LODGING TR INC        COM            31430F101     3,119    625,051  SH        Defined       1     0      625,051   0
FELCOR LODGING TR INC        COM            31430F101     1,394    279,300  SH        Defined       1     0      279,300   0
FELCOR LODGING TR INC        COM            31430F101     1,534    307,501  SH        Defined       1     0      307,501   0
FELCOR LODGING TR INC        COM            31430F101       957    191,700  SH        Defined       1     0      191,700   0
FELCOR LODGING TR INC        COM            31430F101       481     96,448  SH        Defined       1     0       96,448   0
HUGHES COMMUNICATIONS INC    COM            444398101    19,134    786,433  SH        Defined       2     0      786,433   0
HUGHES COMMUNICATIONS INC    COM            444398101    12,840    527,730  SH        Defined       2     0      527,730   0
HUGHES COMMUNICATIONS INC    COM            444398101   269,928 11,094,448  SH        Defined       2     0   11,094,448   0
LORAL SPACE & COMMUNICATNS I COM            543881106     6,426    150,428  SH        Defined       1     0      150,428   0
LORAL SPACE & COMMUNICATNS I COM            543881106     2,871     67,207  SH        Defined       1     0       67,207   0
LORAL SPACE & COMMUNICATNS I COM            543881106     3,162     74,017  SH        Defined       1     0       74,017   0
LORAL SPACE & COMMUNICATNS I COM            543881106     1,971     46,129  SH        Defined       1     0       46,129   0
LORAL SPACE & COMMUNICATNS I COM            543881106       992     23,219  SH        Defined       1     0       23,219   0
METALS USA HLDGS CORP        COM            59132A104   354,743 23,728,650  SH        Defined       2     0   23,728,650   0
NORANDA ALUM HLDG CORP       COM            65542W107   275,461 42,840,000  SH        Defined       2     0   42,840,000   0
PINNACLE AIRL CORP           COM            723443107     1,901    349,369  SH        Defined       1     0      349,369   0
PINNACLE AIRL CORP           COM            723443107     3,560    654,368  SH        Defined       1     0      654,368   0
PINNACLE AIRL CORP           COM            723443107     2,191    402,832  SH        Defined       1     0      402,832   0
PINNACLE AIRL CORP           COM            723443107       544    100,000  SH        Defined       1     0      100,000   0
PINNACLE AIRL CORP           COM            723443107       724    133,126  SH        Defined       1     0      133,126   0
QUALITY DISTR INC FLA        COM            74756M102    53,753 10,397,009  SH        Defined       2     0   10,397,009   0
SIRIUS XM RADIO INC          COM            82967N108    87,265 91,857,857  SH        Defined       2     0   91,857,857   0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P 78462F103   236,085  2,287,200  SH  PUT   Defined       1     0    2,287,200   0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P 78462F103   105,481  1,021,900  SH  PUT   Defined       1     0    1,021,900   0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P 78462F103   116,143  1,125,200  SH  PUT   Defined       1     0    1,125,200   0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P 78462F103    67,227    651,300  SH  PUT   Defined       1     0      651,300   0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P 78462F103    36,437    353,000  SH  PUT   Defined       1     0      353,000   0
STRATEGIC HOTELS & RESORTS I COM            86272T106    10,266  2,338,421  SH        Defined       1     0    2,338,421   0
STRATEGIC HOTELS & RESORTS I COM            86272T106     5,000  1,139,018  SH        Defined       1     0    1,139,018   0
STRATEGIC HOTELS & RESORTS I COM            86272T106     3,621    824,723  SH        Defined       1     0      824,723   0
STRATEGIC HOTELS & RESORTS I COM            86272T106     3,452    786,386  SH        Defined       1     0      786,386   0
STRATEGIC HOTELS & RESORTS I COM            86272T106     1,736    395,452  SH        Defined       1     0      395,452   0
TPC GROUP INC                COM            89236Y104    10,826    652,195  SH        Defined       1     0      652,195   0
TPC GROUP INC                COM            89236Y104     4,869    293,300  SH        Defined       1     0      293,300   0
TPC GROUP INC                COM            89236Y104     5,347    322,137  SH        Defined       1     0      322,137   0
TPC GROUP INC                COM            89236Y104     3,385    203,938  SH        Defined       1     0      203,938   0
TPC GROUP INC                COM            89236Y104     1,685    101,508  SH        Defined       1     0      101,508   0
UNISYS CORP                  COM NEW        909214306     1,019     55,125  SH        Defined       1     0       55,125   0
UNISYS CORP                  COM NEW        909214306       556     30,075  SH        Defined       1     0       30,075   0
UNISYS CORP                  COM NEW        909214306       613     33,135  SH        Defined       1     0       33,135   0
UNISYS CORP                  COM NEW        909214306       392     21,225  SH        Defined       1     0       21,225   0
UNISYS CORP                  COM NEW        909214306       193     10,440  SH        Defined       1     0       10,440   0
VERSO PAPER CORP             COM            92531L108    74,532 32,264,941  SH        Defined       2     0   32,264,941   0
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